Segment Information - Geographical Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
REVENUE	¥ 2,015,890	¥ 1,616,903	¥ 1,725,428
Non-current assets	1,950,809	1,992,615	2,024,704
Mainland China [member]
Disclosure of geographical areas [Line Items]
REVENUE	1,294,516	1,101,055	1,185,189
Non-current assets	1,711,605	1,739,351	1,796,288
Other countries [member]
Disclosure of geographical areas [Line Items]
REVENUE	721,374	515,848	540,239
Non-current assets	¥ 239,204	¥ 253,264	¥ 228,416